COMPANY'S OPERATIONS	6 Months Ended
Jun. 30, 2022
COMPANY'S OPERATIONS
COMPANY'S OPERATIONS
1.COMPANY’S OPERATIONS

Suzano S.A., together with its associates (“Suzano” or collectively “Company”), is a public company with its headquarters office in Brazil, at Avenida Professor Magalhães Neto, no. 1,752 - 10th floor, rooms 1010 and 1011, Bairro Pituba, in the city of Salvador, State of Bahia, and the main business office in the city of São Paulo.

Suzano owns shares traded in B3 S.A. (“Brasil, Bolsa, Balcão - “B3”), listed on the New Market under the ticker SUZB3 and American Depositary Receipts ("ADRs") in a ratio of 1 (one) common share, Level II, traded in the New York Stock Exchange (“NYSE”) under the ticker SUZ.

The Company holds 13 industrial units, located in the cities of Cachoeiro de Itapemirim and Aracruz (Espírito Santo, State), Belém (Pará, State) being 2 units, Eunápolis and Mucuri (Bahia, State), Maracanaú (Ceará, State), Imperatriz (Maranhão, State), Jacareí, Limeira, Rio Verde and Suzano, being 2 units (São Paulo, State) and Três Lagoas (Mato Grosso do Sul, State). Additionally, it has 5 technology centers, 23 distribution centers and 3 ports, all located in Brazil.

These units produce hardwood pulp from eucalyptus, paper (coated paper, paperboard, uncoated paper and cut size paper) and packages of sanitary paper (consumer goods - tissue) to serve the domestic and foreign markets.

Pulp and paper are sold in the foreign market directly by Suzano, as well as through its wholly-owned associates in Austria, the United States of America, Switzerland and Argentina and sales offices in China.

The Company's operations also include the commercial operation of eucalyptus forest for its own use, the operation of port terminals, and the holding of interest, as partner or shareholder, in any other company or enterprise, and the generation and sale of electricity.

The Company is controlled by Suzano Holding S.A., through a voting agreement whereby it holds 45.73% of the common shares of its share capital.

These unaudited condensed consolidated interim financial information was approved by Board of Directors on July 25, 2022.

1.1.	Equity interest

The Company holds equity interest in the following entities:

					% equity interest
			Type of		June 30,	December 31,
Entity	Main activity	Country	investment	Accounting method	2022	2021
Celluforce Inc.	Nanocrystalline pulp research and development	Canada	Direct	Fair value through other comprehensive income	8.28%	8.28%
Ensyn Corporation	Biofuel research and development	United States of America	Direct	Equity	26.59%	26.24%
F&E Technologies LLC	Biofuel production, except alcohol	United States of America	Direct/Indirect	Equity	50.00%	50.00%
F&E Tecnologia do Brasil S.A.	Biofuel production, except alcohol	Brazil	Direct	Consolidated	100.00%	100.00%
Fibria Celulose (USA) Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.	Financial fundraising	Cayman Island	Direct	Consolidated	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.	Port operation	Brazil	Direct	Consolidated	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	Direct	Consolidated	100.00%	100.00%
FuturaGene Biotechnology Shangai Company Ltd. (2)	Biotechnology research and development	China	Indirect	Consolidated	—%	100.00%
FuturaGene Delaware Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.	Biotechnology research and development	Israel	Indirect	Consolidated	100.00%	100.00%
FuturaGene Hong Kong Ltd.	Biotechnology research and development	Hong Kong	Indirect	Consolidated	100.00%	100.00%
FuturaGene Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
Ibema Companhia Brasileira de Papel	Industrialization and commercialization of paperboard	Brazil	Direct	Equity	49.90%	49.90%
Maxcel Empreendimentos e Participações S.A.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A.	Port operation	Brazil	Indirect	Consolidated	100.00%	100.00%
Mucuri Energética S.A.	Power generation and distribution	Brazil	Direct	Consolidated	100.00%	100.00%
Paineiras Logística e Transportes Ltda.	Road freight transport	Brazil	Direct	Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.	Port operation	Brazil	Direct	Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.	Commercialization of equipment and parts	Brazil	Direct	Consolidated	100.00%	100.00%
Rio Verde Participações e Propriedades Rurais S.A.	Forest assets	Brazil	Direct	Consolidated	100.00%	100.00%
SFBC Participações Ltda.	Packaging production	Brazil	Direct	Consolidated	100.00%	100.00%
Spinnova Plc (1)	Research and development of sustainable raw materials (wood) for the textile industry	Finland	Direct	Equity	19.10%	19.14%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.	Commercialization of paper and computer materials	Argentina	Direct	Consolidated	100.00%	100.00%
Suzano Austria GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Canada Inc.	Lignin research and development	Canada	Direct	Consolidated	100.00%	100.00%
Suzano Finland Oy	Industrialization, commercialization of cellulose, microfibrillated cellulose and paper.	Finland	Direct	Consolidated	100.00%	100.00%
Suzano International Trade GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%

Suzano Operações Industriais e Florestais S.A.	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper America Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.	Business office	Switzerland	Direct	Consolidated	100.00%	100.00%
Suzano Shanghai Ltd.	Business office	China	Direct	Consolidated	100.00%	100.00%
Suzano Trading International KFT	Business office	Hungary	Direct	Consolidated	100.00%	100.00%
Suzano Trading Ltd.	Business office	Cayman Island	Direct	Consolidated	100.00%	100.00%
Suzano Ventures LLC (3)	Corporate venture capital	United States of America	Direct	Consolidated	100.00%
Veracel Celulose S.A.	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Proportional Consolidated	50.00%	50.00%
Vitex BA Participações S.A. (4)	Holding	Brazil	Direct	Consolidated	100.00%
Parkia BA Participações S.A. (4)	Holding	Brazil	Direct/Indirect	Consolidated	100.00%
Garacuí Comercial Ltda. (4)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated	100.00%
Vitex SP Participações S.A. (4)	Holding	Brazil	Direct	Consolidated	100.00%
Parkia SP Participações S.A. (4)	Holding	Brazil	Direct/Indirect	Consolidated	100.00%
Sobrasil Comercial Ltda. (4)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated	100.00%
Vitex MS Participações S.A. (4)	Holding	Brazil	Direct	Consolidated	100.00%
Parkia MS Participações S.A. (4)	Holding	Brazil	Direct/Indirect	Consolidated	100.00%
Duas Marias Comercial Ltda. (4)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated	100.00%
Vitex ES Participações S.A. (4)	Holding	Brazil	Direct	Consolidated	100.00%
Parkia ES Participações S.A. (4)	Holding	Brazil	Direct/Indirect	Consolidated	100.00%
Claraíba Comercial Ltda. (4)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated	100.00%
Woodspin Oy	Development, production, distribution and commercialization of wood-based textile fibers, yarns and filaments, produced from cellulose and microfibrillated cellulose.	Finland	Direct/Indirect	Equity	50.00%	50.00%

1)	On February 14, 2022 and May 31, 2022, the equity interest was changed as a result of the issuance of new shares by the entity in compliance with its stock option program.
2)	Equity interest dissolution in the period.
3)	On May 17, 2022, incorporated of equity interest.
4)	On June 22, 2022, acquisition of equity interest (note 1.2.4).

1.2.Major events in the six-month period ended June 30, 2022

1.2.1.Effects of the war between Russia and Ukraine

As a result of the current conflict between Russia and Ukraine, the Company continuously monitors its effects, direct and indirect, reflected in society, economy and markets (global and domestic), with the objective of evaluating possible impacts and risks for your business.

Therewith, we can separate the Company's assessment into four main areas:

(i)	Personnel: Suzano does not have employees or facilities of any nature in any of the locations related to the conflict.
(ii)

Supply Chain: the Company did not identify any short-term or long-term risk of a possible interruption or shortage of materials to its industrial and forestry activities. So far, only greater volatility has been observed in commodities and energy prices.

(iii)

Logistics: internationally, there was no change in logistical operations, which means, all the routes used kept unchanged and the moorings in the planned locations have been maintained. At the domestic level, no change in logistical flows was identified either.

(iv) Commercial: to date, the Company continues with its transactions as planned, maintaining service to its customers in all its sectors of activity. Only the suspension of sales to a few customers located in Russia was determined, without any significant financial impact.

At last, it is appropriate to inform that, as a result of the current scenario, the Company has maintained actions to expand the monitoring together with its main stakeholders, in order to ensure the necessary updating and flow of information in a timely manner to the dynamics of the global conjuncture for its decision making.

1.2.2.Interim dividends

On January 7, 2022, through a notice to shareholders, it was approved the distribution of dividends by the Company in the total amount of R$1,000,000, at the ratio of R$0.741168104 per Company share, considering the number of “ex-treasury” shares on the present date, declared “ad referendum” of the General Meeting that approved the accounts for the fiscal year ended December 31, 2021, to the balance of retained earnings ascertained in the 3rd trimester of 2021 and in compliance with the net income calculated on the semi-annual balance sheet dated June 30, 2021, even after the resolution at the Company’s Extraordinary General Meeting, held on October 25, 2021, which approved the full offsetting of the Company’s accumulated losses, through partial deduction of the balance of retained earnings. Interim dividends will be allocated to the mandatory minimum dividend for the fiscal year ended December 31, 2021.

The payment of interim dividends was made on January 27, 2022, in Brazilian Reais. There was no monetary restatement or incidence of interest between the dividend declaration date and the effective payment date.

Dividends are exempt from Income Tax, in accordance with the Brazilian legislation.

1.2.3.Supplementary dividends

On April 26, 2022, through a notice to shareholders, it was approved the distribution of supplementary dividends by the Company, in the amount of R$799,903, at the ratio of R$0.592805521, considering the number of “ex-treasury” shares on the present date.

The payment of the supplementary dividends was on May 13, 2022, in Brazilian Reais. There was no monetary restatement or incidence of interest between the dividend declaration date and the effective payment date.

Dividends are exempt from Income Tax, in accordance with the current legislation.

1.2.4.Share purchase and sale agreement

On April 28, 2022, through material fact, the Company announced that entered into the “Share Purchase and Sale Agreement” on April 27, 2022, of among, on one side, as purchaser, the Company, and, on the other side, as sellers, Investimentos Florestais Fundo de Investimento em Participações Multiestratégia (“FIP”) and Arapar Participações S.A (“Arapar” and, together with the FIP, the “Sellers”), as well as the Target Companies as intervening parties (“SPA”) whereby the parties agreed on the terms and conditions for the acquisition by the Company, on the closing date, of the totality of shares held by the Sellers in the following companies: (i) Vitex SP Participações S.A. (ii) Vitex BA Participações S.A. (iii) Vitex ES Participações S.A. (iv) Vitex MS Participações S.A. (v) Parkia SP Participações S.A. (vi) Parkia BA Participações S.A. (vii) Parkia ES Participações S.A. and (viii) Parkia MS Participações S.A. (“Target Companies” and “Transaction”).

In consideration for the shares of the Target Companies, the Company agreed to pay US$667,000 (equivalent to R$3,444,255 on the date of signature of the contract). The consideration is subject to post-closing price adjustments, based on the working capital variations of the Target Companies.

The closing of the Transaction was subject to the fulfillment of conditions precedent, and approval of the Transaction by the Brazilian antitrust authorities (“Conselho Administrativo de Defesa Econômica - CADE”), the corporate approvals by the Parties and by the Company, through General Shareholders’ Meeting.

On June 22, 2022, the Company concluded the acquisition of the entire share capital of the Target Companies and the first installment in the amount of US$330,000 (equivalent to R$1,704,054 on the transaction date) was paid. The second installment, in the amount of US$337,000 (equivalent to R$1,740,201 on June 30, 2022), recorded under Liabilities for assets acquisitions and associates, is held in United States dollars with maturity in June 2023.

The Company elected to apply the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that the principal asset (property, plant and equipment) concentrates substantially all of the fair value of the acquired set of assets. Additionally, the Company intends to merge the Target Companies by September 2022.

The impact of this acquisition is reflected within the line-item asset acquisition, net of cash in the consolidated statement of cash flows. The cash of the Target Companies is R$4,185.